Shareholder Report	7 Months Ended	12 Months Ended
	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Advisors' Inner Circle Fund II
Entity Central Index Key		0000890540
Entity Investment Company Type		N-1A
Document Period End Date		Sep. 30, 2024
C000248488
Shareholder Report [Line Items]
Fund Name	Cullen Enhanced Equity Income ETF
Class Name	Cullen Enhanced Equity Income ETF
Trading Symbol	DIVP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cullen Enhanced Equity Income ETF (the "Fund") for the period from March 6, 2024 (commencement of operations) to September 30, 2024.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cullenfunds.com/US/P/ETF/DIVP/#. You can also request this information by contacting us at 877.485.8586.
Additional Information Phone Number	877.485.8586
Additional Information Website	https://www.cullenfunds.com/US/P/ETF/DIVP/#
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Cullen Enhanced Equity Income ETF	$33	0.55%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.55%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	Cumulative Since Inception
Cullen Enhanced Equity Income ETF	10.88%
S&P 500® Index (TR)	13.76%
CBOE S&P 500 Buy/Write Index (USD)	9.49%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 10,039,703	$ 10,039,703
Holdings Count | Holding	40	40
Advisory Fees Paid, Amount	$ 23,575
InvestmentCompanyPortfolioTurnover	93.00%
Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	-0.1%
Consumer Discretionary	2.0%
Materials	2.1%
Information Technology	6.8%
Exchange Traded Funds	7.0%
Energy	7.0%
Real Estate	7.1%
Utilities	7.3%
Industrials	7.4%
Communication Services	9.6%
Financials	13.2%
Health Care	14.2%
Consumer Staples	15.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	877.485.8586
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/ETF/DIVP/#